SHORT-TERM DEBT AND LONG-TERM DEBT - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS AND FINANCING
Total Loans and Financing	R$ 14,612,934	R$ 13,138,823
Brazilian Real (BRL)
LOANS AND FINANCING
Total Loans and Financing	1,245,988	111,492
U.S. Dollar (USD)
LOANS AND FINANCING
Total Loans and Financing	R$ 13,366,946	12,960,521
Other currencies
LOANS AND FINANCING
Total Loans and Financing		R$ 66,810